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                            HARTFORD HLS MUTUAL FUNDS
                        SUPPLEMENT DATED NOVEMBER 9, 1999
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999
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          Under "Management of the Funds" Joseph A. Biernat and Joseph
      H. Gareau have been deleted as Director, and Director and President, respectively, and the following two individuals have been added:

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                                                         POSITION
                 NAME, ADDRESS, AGE                      HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                                                         THE FUNDS
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
ROBERT J. CLARK (age 67)                               Director       Mr. Clark, currently retired, served as President of
725 Mapleton Avenue                                                   American Nuclear Insurers from 1990 to 1997.
Suffield, CT  06078                                                   Previously, Mr. Clark served in positions of increasing
                                                                      responsibility with Aetna Life & Casualty Company from
                                                                      1955 to 1989 retiring as President of the Commercial
                                                                      Insurance Division. Mr. Clark is also an active
                                                                      director or trustee with Hartford Health Care
                                                                      Corporation, Hartford Hospital, CHS Insurance, Ltd. and
                                                                      St. Joseph's College.

DAVID M. ZNAMIEROWSKI (age 39)                         President      Mr. Znamierowski currently serves as Senior Vice
55 Farmington Avenue                                   and Director   President, Chief Investment Officer and Director of
Hartford, CT  06105                                                   Investment Strategy for Hartford Life, Inc. Mr.
                                                                      Znamierowski previously was Vice President, Investment
                                                                      Strategy and Policy with Aetna Life & Casualty Company
                                                                      from 1991 to 1996 and Vice President, Corporate Finance
                                                                      with Solomon Brothers from 1986 to 1991.
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